Cover	Apr. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 1, 2021, Eloxx Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”), reporting that, on April 1, 2021, the Company had acquired all of the issued and outstanding equity interests of Zikani Therapeutics, Inc. (“Zikani”), a Delaware corporation, pursuant to an Agreement and Plan of Merger, dated April 1, 2021.
Document Period End Date	Apr. 01, 2021
Entity File Number	001-31326
Entity Registrant Name	Eloxx Pharmaceuticals, Inc.
Entity Central Index Key	0001035354
Entity Tax Identification Number	84-1368850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	950 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	577-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ELOX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false